Use of Judgments and Estimates	9 Months Ended
Oct. 31, 2021
Use of Judgments and Estimates [Abstract]
USE OF JUDGMENTS AND ESTIMATES
4.	USE OF JUDGMENTS AND ESTIMATES

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.

Measurement of the Company’s assets and liabilities is subject to risks and uncertainties, including ones related to: reserve and resource estimates; title to mineral properties; future commodity prices; estimated costs of future production; future costs of restoration provisions; changes in government legislation and regulations; estimated future income tax amounts; the availability of financing; and various operational factors.

Judgments that have the most significant effect on the amounts recognized in the Company`s financial statements are as follows:

a)	Determination of functional currency

The determination of the Company’s functional currency is a matter of judgment based on an assessment of the specific facts and circumstances relevant to determining the primary economic environment of the Company. The Company reconsiders the functional currencies used when there is a change in events and conditions considered in determining the primary economic environment of the Company.

b)	Going concern

The assessment of whether the going concern assumption is appropriate requires management to take into account all available information about the future, which is at least, but not limited to, 12 months from the end of the reporting period. The Company is aware that material uncertainties exist related to events or conditions that may cast substantial doubt upon the Company’s ability to continue as a going concern.

c)	Asset acquisitions versus business combinations

Management had to apply judgment with respect to whether the acquisitions through the asset purchase agreement (as discussed in Note 6) were asset acquisitions or business combinations. The assessments required management to assess the inputs, processes and outputs of the companies acquired at the time of the acquisition. Pursuant to the assessment, the asset purchase agreement was considered to be an asset acquisition.

Estimates that have the most significant effect on the amounts recognized in the Company`s financial statements are as follows:

d)	Valuation of mineral properties

The Company carries the acquisition costs of its mineral properties at cost less any provision for impairment. The Company undertakes periodic reviews of the carrying values of mineral properties and whenever events or changes in circumstances indicate that their carrying values may exceed their fair value. In undertaking these reviews, management of the Company is required to make significant estimates. These estimates are subject to various risks and uncertainties, which may ultimately have an effect on the expected recoverability of the carrying values of the mineral properties and related expenditures.

e)	Share-based payment

The Company uses the Black-Scholes option pricing model for the valuation of share-based payment. Option pricing models require the input of the subjective assumptions including expected price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s net loss and share-based payment reserve. Measurement of the Company’s obligation to issue shares upon exercise of Silver Bull Warrants is based on an instinct value pricing model which uses assumptions with respect to share price. Changes in these assumptions and estimates result in changes in the fair value of these instruments and a corresponding change in the amount recognized in profit or loss or in equity.

f)	Fair value of net assets acquired

The Company makes estimates in determining the fair value of the assets acquired as part of an acquisition. Management exercises judgment in estimating the probability and timing of when cash flows are expected to be achieved, which is used as the basis for estimating fair value. Future performance results that differ from management’s estimates could result in changes to liabilities recorded, which are recorded as they arise through profit or loss.

g)	Recoverability of loans to Ekidos Minerals LLP

Estimates are inherent in the on-going assessment of the recoverability of its loans to Ekidos Minerals LLP. The Company is not able to predict changes in financial conditions of its loan holders and the Company’s judgment related to the recoverability of its loans receivable may be material.